Timeshare Financing Receivables - Schedule of Change in Allowance For Loss (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan loss, beginning balance	$ 120	$ 106	$ 106	$ 96	$ 92
Write-offs	(27)	(27)	(35)	(29)	(31)
Securitization	0				0
Provision for loan loss	45	37	49	39	35
Allowance for loan loss, ending balance	138	116	120	106	96
Securitized and Pledged
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan loss, beginning balance	9	17	17	28	13
Write-offs	0	0	0	0	0
Securitization	28				22
Provision for loan loss	(8)	(6)	(8)	(11)	(7)
Allowance for loan loss, ending balance	29	11	9	17	28
Unsecuritized
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan loss, beginning balance	111	89	89	68	79
Write-offs	(27)	(27)	(35)	(29)	(31)
Securitization	(28)				(22)
Provision for loan loss	53	43	57	50	42
Allowance for loan loss, ending balance	$ 109	$ 105	$ 111	$ 89	$ 68